Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature (Tables) [Abstract]
Expenses by nature

22. Expenses by nature

	December 31,
	2017	2016	2015
Transactions costs	(661,067)	(283,630)	(145,969)
Cost of goods sold	(451,635)	(233,419)	(178,608)
Marketing and advertising	(275,394)	(204,857)	(153,467)
Personnel expenses	(105,794)	(63,280)	(48,130)
Financial expenses (i)	(104,544)	(68,301)	(29,696)
Chargebacks (ii)	(47,854)	(31,557)	(27,490)
Depreciation and amortization (iii)	(51,571)	(31,246)	(18,580)
Other	(142,022)	(66,737)	(32,665)

	(1,839,881)	(983,027)	(634,606)

Classified as:
Cost of services	(829,661)	(357,811)	(191,710)
Cost of sales	(494,719)	(265,856)	(190,773)
Selling expenses	(245,759)	(199,937)	(162,642)
Administrative expenses	(153,177)	(84,461)	(61,129)
Financial expenses	(104,544)	(68,301)	(29,696)
Other (expenses) income, net	(12,021)	(6,660)	1,345

	(1,839,881)	(983,027)	(634,606)

Depreciation and Amortization

    (iii)            The depreciation and amortization amounts incurred in the period are segregated between costs and expenses as presented below:

	2017	2016	2015
Depreciation
Cost of sales and services	(1,088)	(895)	(904)
Selling expenses	(10)	(11)	(27)
Administrative expenses	(714)	(371)	(393)

	(1,812)	(1,277)	(1,324)

Amortization
Cost of sales and services	(54,151)	(32,846)	(18,377)
Administrative expenses	(375)	(59)	(333)

	(54,526)	(32,905)	(18,710)

PIS and COFINS credits (*)	4,767	2,936	1,101

Depreciation and amortization expense, net	(51,571)	(31,246)	(18,933)